UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2023

Date of reporting period: 03/31/2023

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders of the Timber Point Global Allocations Fund and the Timber Point Alternative Income Fund (the “Funds”), each a series of the 360 Funds (the “registrant”), for the period ended March 31, 2023 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1), as amended, is filed herewith.

Timber Point Global Allocations Fund Institutional Class Shares (Ticker Symbol: CGHIX) Timber Point Alternative Income Fund Institutional Class Shares (Ticker Symbol: AIIFX) Series of the 360 Funds

SEMI-ANNUAL REPORT

March 31, 2023

Investment Adviser:

Timber Point Capital Management, LLC

555 Pleasantville Road, Suite N202

Briarcliff Manor, NY 10510

1-877-244-6235

www.timberpointcapital.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

Timber Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Global Allocations Fund

March 31, 2023 (Unaudited)

The investment objective of the Global Fund is to seek superior risk adjusted total returns by investing across a wide variety of global assets.

The Global Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments. The Global Fund will invest primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Global Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Global Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”). High-yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Moody’s and Standard & Poor’s. The Global Fund actively trades portfolio positions and therefor has a high portfolio turnover rate.

The Global Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Global Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline.

Capital growth is expected to be realized from an increase in portfolio positions. Under normal conditions, the Global Fund invests issuers located in at least five different countries, including the United States. Additionally, the Global Fund will normally invest between 40% and 70% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets. Securities will be chosen using a proprietary fundamental investment process.

The Adviser may enter into foreign currency exchange transactions on behalf of the Global Fund with respect to the Global Fund’s equity investments, in order to hedge against changes in the U.S. dollar value of dividend income the Global Fund expects to receive in the future and that is denominated in foreign currencies, or in the U.S. dollar value of securities held by the Global Fund denominated in foreign currencies. There is no limit on the amount of foreign currency exchange transactions that the Adviser may enter into on behalf of the Global Fund.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	58.56%
Mutual Funds	16.38%
Common Stock	4.85%
Closed-End Funds	1.51%
Preferred Stock	1.19%
Mortgage-Backed Securities	0.01%
Asset-Backed Securities	0.01%
Warrants	0.01%
Other, Cash and Cash Equivalents	17.48%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Global Fund as of March 31, 2023 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

The investment objective of the Timber Point Alternative Income Fund (the “Income Fund”) is to seek superior risk adjusted returns by investing in income oriented securities.

The Income Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Income Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Income Fund may invest in debt securities of any maturity and any quality, including below-investment grade debt (also known as “junk bonds”). The Income Fund is actively traded and, therefore, will have a high portfolio turnover rate.

Timber Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Global Allocations Fund

March 31, 2023 (Unaudited)

The Income Fund may also invest in equity securities including those of private funds, such as hedge funds and private equity funds, exchange-traded-notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Income Fund’s net assets. The Income Fund may invest in equity securities of any market capitalization. The Income Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets *
Exchange-Traded Funds	83.72%
Common Stock	5.31%
Closed-End Fund	0.68%
Preferred Stock	0.17%
Mortgage-Backed Securities	0.06%
Asset-Backed Securities	0.02%
Warrants	0.01%
Other, Cash and Cash Equivalents	10.03%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Income Fund as of March 31, 2023 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK 4.85%	Shares	Value

Investment Companies - 2.40%
Blackstone Secured Lending Fund	15,000	$373,950

Pharmaceuticals - 0.14%
Inhibikase Therapeutics, Inc. (a)	33,000	21,701

Real Estate - 0.07%
Harbor Custom Development, Inc. (a)	2,500	10,850

Retail - 2.24%
FAT Brands, Inc.	49,698	349,874

TOTAL COMMON STOCK (Cost $891,044)		756,375

PREFERRED STOCK - 1.19%

Real Estate - 0.20%
Harbor Custom Development, Inc. - Series A, 8.00%	5,714	31,884

Retail - 0.99%
FAT Brands, Inc. - Series B, 8.25%	9,451	154,051

TOTAL PREFERRED STOCK (Cost $332,315)		185,935

CLOSED END FUNDS - 1.51%

Equity Fund - 1.51%
Royce Value Trust, Inc.	17,350	235,439

TOTAL CLOSED END FUNDS (Cost $262,529)		235,439

EXCHANGE-TRADED FUNDS - 58.56%

Commodity Fund - 0.36%
United States Natural Gas Fund LP (a)	8,000	55,520

Debt Funds - 2.97%
SPDR Bloomberg High Yield Bond ETF	5,000	464,100

Equity Funds - 55.23%
Direxion Daily FTSE Europe Bull 3x Shares	20,000	427,800
Direxion Daily S&P 500 Bull 3X	10,000	731,800
Invesco Aerospace & Defense ETF	3,700	298,035
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	6,610	845,155
iShares China Large-Cap ETF	35,000	1,033,550
iShares Core MSCI Europe ETF	12,400	649,512
iShares Core S&P Mid-Cap ETF (b)	5,000	1,250,800
iShares Core S&P Small-Cap ETF (b)	20,000	1,934,000
iShares MSCI Emerging Markets ETF	15,000	591,900

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

iShares MSCI Europe Financials ETF	20,000	374,000
iShares MSCI Germany ETF	4,960	141,161
SPDR S&P Homebuilders ETF	5,000	338,800
		8,616,513

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,978,315)		9,136,133

MUTUAL FUNDS - 16.38%

Asset Allocation Fund - 13.11%
Timber Point Alternative Income Fund - Institutional Class	272,031	2,045,676

Equity Fund - 3.27%
LS Opportunity Fund - Institutional Class	33,212	510,464

TOTAL MUTUAL FUNDS (Cost $2,660,684)		2,556,140

WARRANTS - 0.01%

Harbor Custom Development, Inc., $5.00, 06/10/2026 (a)	22,500	540
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	12,500	479

TOTAL WARRANTS (Cost $350)		1,019

BONDS & NOTES - 0.02%

ASSET-BACKED SECURITIES - 0.01%	Principal Amount	Value
Countrywide Asset-Backed Certificates, 5.216%, 10/25/2017 (b) (d) (e)	$1,112	955
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b) (f)	0	0

Total Asset Backed Securities (Cost $1,112)		955

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	948	804
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.011%, 09/25/2036 (b) (d)	6,534	1,863

Total Mortgage-Backed Securities (Cost $4,125)		2,667

TOTAL BONDS & NOTES (Cost $5,237)		3,622

SHORT-TERM INVESTMENT - 17.82%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 4.65% (c)	2,779,678	2,779,678

TOTAL SHORT TERM INVESTMENT (Cost $2,779,678)		2,779,678

INVESTMENTS AT VALUE (Cost $15,910,152) - 100.34%		$15,654,341

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.34%)		(52,508)

NET ASSETS - 100.00%		$15,601,833

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Rate shown represents the 7-day effective yield at March 31, 2023, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on March 31, 2023.

(e) Principal payments are still being received, not yet matured.

(f) The Principal and value amounts are less than $0.50.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 5.31%	Shares	Value

Investment Companies - 5.31%
Blackstone Secured Lending Fund	30,000	$747,900

TOTAL COMMON STOCK (Cost $731,338)		747,900

PREFERRED STOCK - 0.17%

Real Estate - 0.17%
Harbor Custom Development, Inc. - Series A, 8.000%	4,286	23,916

TOTAL PREFERRED STOCK (Cost $64,076)		23,916

CLOSED END FUNDS - 0.68%

Equity Fund - 0.68%
Royce Value Trust, Inc.	7,000	94,990

TOTAL CLOSED END FUNDS (Cost $111,253)		94,990

EXCHANGE-TRADED FUNDS - 83.72%

Debt Funds - 82.68%
iShares 20+ Year Treasury Bond ETF	10,000	1,063,700
iShares Core U.S. Aggregate Bond ETF	12,500	1,245,500
iShares JP Morgan EM Local Currency Bond ETF	15,000	540,750
SPDR Bloomberg High Yield Bond ETF	50,000	4,641,000
SPDR Bloomberg Short Term High Yield Bond ETF	89,000	2,210,760
Vanguard Short-Term Corporate Bond ETF (b)	25,500	1,943,865
		11,645,575
Equity Funds - 1.04%
Direxion Daily S&P 500 Bull 3X	2,000	146,360

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,782,296)		11,791,935

WARRANTS - 0.01%
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	37,500	1,436

TOTAL WARRANTS (Cost $375)		1,436

BONDS & NOTES - 0.08%

ASSET-BACKED SECURITIES - 0.01%	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.289%, due 12/25/2033 (d)	$107	114
Countrywide Asset-Backed Certificates, 5.216%, due 10/25/2017 (d) (e)	3,335	2,864
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	54	53
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (f)	0	0

Total Asset Backed Securities (Cost $3,495)		3,031

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

MORTGAGE-BACKED SECURITIES - 0.06%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,845	2,411
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.011%, due 09/25/2036 (d)	19,603	5,590

Total Mortgage-Backed Securities (Cost $12,309)		8,001

TOTAL BONDS & NOTES (Cost $15,804)		11,032

SHORT-TERM INVESTMENT - 9.77%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.65% (c)	1,375,898	1,375,898

SHORT TERM INVESTMENT (Cost $1,375,898)		1,375,898

INVESTMENTS AT VALUE (Cost $14,081,040) - 99.74%		$14,047,107

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.26%		37,209

NET ASSETS - 100.00%		$14,084,316

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Rate shown represents the 7-day effective yield at March 31, 2023, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on March 31, 2023.

(e) Principal payments are still being received, not yet matured.

(f) Principal amount and value are less than $0.50.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund	Timber Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$13,814,731	$14,081,040
Affiliated Securities at Cost	2,095,421	—
Total Securities at Cost	15,910,152	14,081,040
Unaffiliated Securities at Value	13,608,665	14,047,107
Affiliated Securities at Value	2,045,676	—
Total Securities at Value	15,654,341	14,047,107
Deposits at broker:
Goldman Sachs & Co. LLC	41,065	—
Due from adviser	8,086	8,332
Receivables:
Interest	8,835	3,599
Dividends	10,489	21,000
Investment securities sold	20,920	—
Fund shares sold	21,545	13,020
Prepaid expenses and other assets	12,698	7,029
Total assets	15,777,979	14,100,087

Liabilities:
Payables:
Investment securities purchased	168,225	—
Due to broker	—	8,539
Due to administrator	2,741	2,546
Accrued expenses	5,180	4,686
Total liabilities	176,146	15,771
Net Assets	$15,601,833	$14,084,316

Sources of Net Assets:
Paid-in capital	$23,611,513	$17,635,129
Total accumulated losses	(8,009,680)	(3,550,813)
Total Net Assets	$15,601,833	$14,084,316

Institutional Class Shares:
Net assets	$15,601,833	$14,084,316
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	1,896,677	1,872,355
Net Asset Value, Offering and Redemption Price Per Share	$8.23	$7.52

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

STATEMENTS OF OPERATIONS

March 31, 2023 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund

	For the Six Months Ended March 31, 2023	For the Six Months Ended March 31, 2023
	(Unaudited)	(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$168,300	$315,358
Dividends from affiliated funds	73,633	—
Interest	33,615	20,734
Total investment income	275,548	336,092

Expenses:
Management fees (Note 7)	84,370	56,518
Accounting and transfer agent fees and expenses	50,114	44,137
Audit fees	16,700	16,700
Trustee fees and expenses	11,100	11,100
Registration and filing fees	10,732	4,274
Legal fees	10,626	10,526
Compliance officer fees	7,480	7,480
Miscellaneous	6,563	5,472
Reports to shareholders	5,588	5,688
Non-12b-1 shareholder servicing expense	4,745	5,692
Pricing fees	4,430	4,684
Custodian fees	4,088	3,588
Insurance	2,884	1,889
Total expenses	219,420	177,748
Less:
Fees waived by Adviser (Note 7)	(69,432)	(57,655)
Fees waived by Adviser for affiliated holdings (Note 7)	(12,858)	—
Net expenses	137,130	120,093

Net investment income	138,418	215,999

Realized and unrealized gain (loss):
Net realized loss on:
Unaffiliated Investments (a)	(825,977)	(195,481)
Affiliated Investments	(146,496)	—
Securities sold short	(230,799)	(85,292)

Net realized loss on investments and securities sold short	(1,203,272)	(280,773)

Net change in unrealized appreciation on:
Unaffiliated Investments	1,193,606	585,829
Affiliated Investments	176,012	—
Net change in unrealized appreciation on investments and securities sold short	1,369,618	585,829

Net gain on investments and securities sold short	166,346	305,056

Net increase in net assets resulting from operations	$304,764	$521,055

(a) Amount for the Timber Point Global Allocations Fund includes capital gains distributions from underlying investments of $47,303.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund
	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$138,418	$112,479
Net realized loss from investments, options written and securities sold short	(1,203,272)	(4,783,680)
Net change in unrealized appreciation (depreciation) on investments, options written and securities sold short	1,369,618	(1,326,903)
Net increase (decrease) in net assets resulting from operations	304,764	(5,998,104)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(202,941)	—
Total distributions	(202,941)	—

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	2,160,515	2,715,235
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	165,586	—
Payments for shares redeemed:
Institutional Class	(8,370,558)	(10,411,353)

Decrease in net assets from transactions in shares of beneficial interest	(6,044,457)	(7,696,118)

Decrease in net assets	(5,942,634)	(13,694,222)

Net Assets:
Beginning of year/period	21,544,467	35,238,689

End of year/period	$15,601,833	$21,544,467

Capital share activity:
Institutional Class:
Shares Sold	251,973	279,674
Shares Reinvested	20,570	—
Shares Redeemed	(1,016,281)	(1,076,039)
Net decrease in shares of beneficial interest outstanding	(743,738)	(796,365)

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Timber Point Alternative Income Fund

	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$215,999	$281,561
Net realized loss from investments, options written and securities sold short	(280,773)	(1,307,350)
Net change in unrealized appreciation (depreciation) on investments, options written and securities sold short	585,829	(1,012,130)
Net increase (decrease) in net assets resulting from operations	521,055	(2,037,919)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(355,286)	(311,180)
Total distributions	(355,286)	(311,180)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	2,900,656	1,656,420
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	347,896	250,499
Payments for shares redeemed:
Institutional Class	(2,040,010)	(4,267,177)
Increase (decrease) in net assets from transactions in shares of beneficial interest	1,208,542	(2,360,258)

Increase (decrease) in net assets	1,374,311	(4,709,357)

Net Assets:
Beginning of year/period	12,710,005	17,419,362

End of year/period	$14,084,316	$12,710,005

Capital share activity:
Institutional Class:
Shares Sold	383,533	199,319
Shares Reinvested	47,920	29,470
Shares Redeemed	(275,790)	(546,411)
Net increase (decrease) in shares of beneficial interest outstanding	155,663	(317,622)

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or periods indicated.

	Timber Point Global Allocations Fund

	Institutional Class
	For the Six Months Ended March 31, 2023 (b)		For the Year Ended September 30, 2022 (b)	For the Year Ended September 30, 2021 (b)	For the Year Ended September 30, 2020 (b)		For the Year Ended September 30, 2019		For the Period Ended September 30, 2018 (a)		For the Year Ended May 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$8.16		$10.25	$9.11	$9.04		$9.28		$8.89		$8.39

Investment Operations:
Net investment income (loss) (1)	0.06		0.04	(0.04)	0.03		0.09		0.03		0.10
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	0.10		(2.13)	1.24	0.13 (9)		(0.25)		0.36		0.49
Total from investment operations	0.16		(2.09)	1.20	0.16		(0.16)		0.39		0.59

Distributions:
From net investment income	(0.09)		—	(0.06)	(0.09)		(0.08)		—		(0.10)
From return of capital	—		—	—	—		—		—		—
Total distributions	(0.09)		—	(0.06)	(0.09)		(0.08)		—		(0.10)

Paid in capital from redemption fees	—		—	—	—		—		0.00	(7)	0.01

Net Asset Value, End of Year/Period	$8.23		$8.16	$10.25	$9.11		9.04		$9.28		$8.89

Total Return (2)	1.98	%(5)	(20.39)%	13.20%	1.73	%(8)	(1.68	)%(8)	4.39	%(5)	7.22%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$15,602		21,544	$35,239	$38,588		22,789		$16,428		$9,926

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.34	%(6)	2.00%	1.79%	2.23%		2.41%		2.69	%(6)	3.55%
After fees waived and expenses reimbursed	1.46	%(6)	1.55%	1.58%	1.46%		1.32%		1.07	%(6)	1.14%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.34	%(6)	1.95%	1.72%	2.13%		2.32%		2.54	%(6)	3.41%
After fees waived and expenses reimbursed	1.46	%(6)	1.50%	1.50%	1.36%		1.23%		0.92	%(6)	1.00%

Ratios of net investment income (loss) to average net assets (3) (4)	1.48	%(6)	0.39%	(0.42)%	0.31%		1.01%		0.96	%(6)	1.16%

Portfolio turnover rate	141	%(5)	351%	374%	385%		176%		73	%(5)	324%

(a)	Represents the period from June 1, 2018 through September 30, 2018
(b)	Amounts for the years ended September 30, 2020, September 30, 2021 and September 30, 2022 are consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.01 per share.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(9)	The amount of net realized and unrealized gain on investment per share for the year ended September 30, 2020, does not accord with the amounts in the Consolidated Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Timber Point Alternative Income Fund

	Institutional Class
	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020		For the Period Ended September 30, 2019 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$7.40		$8.56	$8.32	$8.54		$8.30

Investment Operations:
Net investment income (1)	0.11		0.14	0.18	0.09		0.07
Net realized and unrealized gain (loss) on investments, options written and securities sold short	0.19		(1.15)	0.26	(0.19)		0.17	(8)
Total from investment operations	0.30		(1.01)	0.44	(0.10)		0.24

Distributions:
From net investment income	(0.18)		(0.15)	(0.20)	(0.12)		—
Total distributions	(0.18)		(0.15)	(0.20)	(0.12)		—

Net Asset Value, End of Year/Period	$7.52		$7.40	$8.56	$8.32		$8.54

Total Return (2)	4.19	%(5)	(12.03)%	5.30%	(1.17	)%(7)	2.89	%(5)(7)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$14,084		$12,710	$17,419	$16,801		$43

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.52	%(6)	2.33%	2.28%	2.97%		3.29	%(6)
After fees waived and expenses reimbursed	1.70	%(6)	1.73%	1.78%	2.04%		2.11	%(6)

Ratios of expenses to average net assets (excluding dividends and interest) (3):
Before fees waived and expenses reimbursed	2.52	%(6)	2.30%	2.25%	2.79%		3.18	%(6)
After fees waived and expenses reimbursed	1.70	%(6)	1.70%	1.75%	1.86%		2.00	%(6)

Ratios of net investment income to average net assets (3) (4)	3.06	%(6)	1.75%	2.09%	1.11%		1.42	%(6)

Portfolio turnover rate	58	%(5)	348%	194%	287%		169	%(5)

(a)	The Timber Point Alternative Income Fund Institutional Shares commenced operations on February 12, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	The amount of net realized and unrealized gain on investment per share for the period ended September 30, 2019, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

1.	ORGANIZATION

The Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Global Fund’s investment objective is to seek superior risk adjusted total returns by investing across a wide variety of global assets. The Income Fund’s investment objective is to seek superior risk adjusted returns by investing in income oriented securities.

Each Fund offers one class of shares, Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)            Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)             Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as "Underlying Funds") subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

d)            Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

e)            Wholly Owned Subsidiary – The Global Fund previously invested up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Global Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Timber Point Capital Management LLC (the “Adviser”) and acts as an investment vehicle in order to effect certain investments consistent with the Global Fund’s investment objectives and policies specified in the Global Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 1, 2018. The wholly owned subsidiary was liquidated on March 22, 2022.

f)             Swap Agreements - The Funds may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Funds’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Funds’ portfolios.

Whether the Funds’ use of swap agreements enhances the Funds’ total return will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds’ adviser will cause the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

g)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the six months ended March 31, 2023, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six months ended March 31, 2023, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. As of and during the six months ended March 31, 2023 and the years ended September 30, 2020 through September 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

h)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

i)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. There were no reclassifications necessary during the six months ended March 31, 2023.

j)             Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income and expenses are recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Valuation Designee (as described below) to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds and mutual funds – Money market funds and mutual funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluate the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2023.

Global Fund:
Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$756,375	$—	$—	$756,375
Preferred Stock (1)	185,935	—	—	185,935
Closed-End Fund (1)	235,439	—	—	235,439
Exchange-Traded Funds (1)	9,136,133	—	—	9,136,133
Mutual Funds (1)	2,556,140	—	—	2,556,140
Warrants	540	479	—	1,019
Asset Backed Securities	—	955	—	955
Mortgage Backed Securities	—	2,667	—	2,667
Short-Term Investment	2,779,678	—	—	2,779,678
Total Assets	$15,650,240	$4,101	$—	$15,654,341

(1) For a detailed break-out of common stock, preferred stock, closed-end funds, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Income Fund: Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$747,900	$—	$—	$747,900
Preferred Stock (1)	23,916	—	—	23,916
Closed-End Fund (1)	94,990	—	—	94,990
Exchange-Traded Funds (1)	11,791,935	—	—	11,791,935
Warrants	—	1,436	—	1,436
Asset Backed Securities	—	3,031	—	3,031
Mortgage Backed Securities	—	8,001	—	8,001
Short-Term Investment	1,375,898	—	—	1,375,898
Total Assets	$14,034,639	$12,468	$—	$14,047,107

(1) For a detailed break-out of common stock, preferred stock, closed-end funds, ETFs and corporate bonds by industry or asset class, please refer to the Schedule of Investments.

The Funds did not hold any level 3 securities during the period.

4.	DERIVATIVES TRANSACTIONS

As of March 31, 2023 portfolio securities valued at $1,914,659 and $1,524,600 were held in escrow by the custodian as collateral for options written by the Global Fund and Income Fund, respectively.

As of March 31, 2023 the Global Fund and the Income Fund did not hold any derivative securities.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six months ended March 31, 2023 are recorded in the following locations in the Statement of Operations for the Global Fund and the Income Fund:

Global Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$5,338
		$5,338

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(43,552)
Put options purchased	Unaffiliated Investments	(80,047)
		$(123,599)

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:

Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$1,601
		$1,601

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(10,888)
Put options purchased	Unaffiliated Investments	(34,187)
		$(45,075)

The following tables indicate the average volume for the year:

Global Fund	Average Notional Value
Call Options Purchased	$171,429
Put Options Purchased	171,429

Income Fund	Average Notional Value
Call Options Purchased	$42,857
Put Options Purchased	51,429

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023 aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Global Fund	$23,915,902	$28,788,767
Income Fund	9,233,370	7,604,322

There were no U.S. Government securities purchased or sold during the period by the Funds.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at March 31, 2023, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. As of March 31, 2023, the Income Fund is the only affiliated fund of the Global Fund. The Income Fund was not invested in any affiliated funds at March 31, 2023.

Transactions with affiliated companies during the six months ended March 31, 2023 were as follows:

Global Fund:	Value as of September 30, 2022	Shares held as of September 30, 2022	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2023	Shares held as of March 31, 2023	Income received
Income Fund	$2,967,306	400,988	$(146,496)	$176,012	$ 48,854 (1)	$(1,000,000)	$2,045,676	272,031	$73,633
Total	$2,967,306	400,988	$(146,496)	$176,012	$ 48,854 (1)	$(1,000,000)	$2,045,676	272,031	$73,633

(1)	Represents dividends reinvested.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Under the terms of the Advisory Agreement with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

Management Fee Rates
Global Fund	0.90%
Income Fund	0.80%

For the six months ended March 31, 2023, the Adviser earned management fees as follows:

Management Fees
Global Fund	$84,370
Income Fund	56,518

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on securities sold short and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Funds’ business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2024. These operating expense limitation agreements can be terminated only by, or with the consent of, the Board.

For the six months ended March 31, 2023, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
Global Fund	$69,432	$—
Income Fund	57,655	—

The Global Fund invested a portion of its assets in the Income Fund, which is an affiliated Fund (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portions of the Global Fund’s assets that are invested in the Income Fund.

For the six months ended March 31, 2023, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
Global Fund	$12,858

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expenses limits in place at the time of the waiver or reimbursement and the recoupment. Expense waivers and reimbursements made by the Funds’ prior investment adviser are also subject to possible recoupment by the Adviser under the same terms. As of March 31, 2023, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
Global Fund	$169,994	September 30, 2023
Global Fund	54,989	September 30, 2024
Global Fund	100,226	September 30, 2025
Global Fund	69,432	September 30, 2026
Income Fund	121,629	September 30, 2023
Income Fund	86,431	September 30, 2024
Income Fund	96,422	September 30, 2025
Income Fund	57,655	September 30, 2026

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the six months ended March 31, 2023, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
Global Fund	$50,114
Income Fund	44,137

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the year and on the terms and conditions set forth in the CCO Agreement.

For the six months ended March 31, 2023, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
Global Fund	$7,480
Income Fund	7,480

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six months ended March 31, 2023, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$202,941	$—
Income Fund	355,286	—

The tax character of distributions during the year ended September 30, 2022, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$—	$—
Income Fund	311,180	—

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2022, the funds’ most recent fiscal year end, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Global Fund	$—	$(4,015,756)	$(1,568,085)	$—	$(2,527,662)	$(8,111,503)
Income Fund	210,786	(1,261,713)	(1,916,159)	(7,168)	(742,328)	(3,716,582)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships. In addition, the amount listed under other book/tax differences for the Income Fund is primarily attributable to unamortized organization expenses.

Capital losses incurred after October 31 and ordinary losses incurred after December 31within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2022, the Funds deferred capital and ordinary losses as follows:

	Post-October Capital Losses	Late Year Ordinary Losses
Global Fund	$4,015,756	$—
Income Fund	1,261,713	—

At September 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Fund	$1,459,991	$108,094	$1,568,085
Income Fund	1,916,159	—	1,916,159

During the year ended September 30, 2022, the Global Fund utilized $66,250 of long-term capital loss carryforwards and the Income Fund utilized $42,012 of short-term capital loss carryforwards.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns and partnerships, resulted in reclassifications for the year ended September 30, 2022, as follows:

	Paid-in Capital	Total Accumulated Losses
Global Fund	$(85,848)	$85,848
Income Fund	—	—

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2023, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$16,369,624	$419,433	$(1,134,716)	$(715,283)
Income Fund	14,195,526	156,215	(304,634)	(148,419)

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT AND SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU2022-03 clarifies the guidance in ASC820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Funds, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed forms may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Global Fund paid $202,941 of ordinary income distributions during the six months ended March 31, 2023. The Income Fund paid $355,286 of ordinary income distributions during the six months ended March 31, 2023.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2024 to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their own tax advisors.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009–Present).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999–present).	Six	IDX Funds (2015 –2021); FNEX Ventures (2018-2020)
Thomas J. Schmidt YOB: 1963	Trustee and Independent Chairman	Since 2018 Since 2022	Principal, Tom Schmidt & Associates Consulting, LLC (2015–Present)	Six	Lind Capital Partners Municipal Credit Income Fund (1portfolio) (2021–present); FNEX Ventures (2018-2020)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013–present)	Six	IDX Funds (2015 - 2021)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021–present); Founder, The Yates Law Firm (2018–2020); Chief Legal Officer, Manning & Napier, Inc. (2000–2018).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Assistant Treasurer, 360 Funds Trust (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (2017-2018); Assistant Treasurer, IDX Funds (2017-2021); Assistant Treasurer, WP Funds Trust (2017-2021).	N/A	N/A
Tony DeMarino YOB: 1970	Anti-Money Laundering (“AML”) Officer	Since 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022–present); Partner, Primark Capital (2020–2022); Head of Distribution, Cognios Capital, LLC (2016–2020).	N/A	N/A

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk (3)	$3,933	None	None	$3,933
Tom M. Wirtshafter	$3,933	None	None	$3,933
Steven D. Poppen	$3,933	None	None	$3,933
Thomas J. Schmidt	$3,933	None	None	$3,933
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers six (6) series of shares.

2 Figures are for the six months ended March 31, 2023.

3 Arthur Q. Falk retired as Trustee effective January 24, 2023.

Timber Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses and Value of a $1,000 Investment for the period from 10/01/22 through 03/31/23

Global Fund:	Beginning Account Value (10/01/2022)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2023)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (1.98%)	$1,000.00	1.46%	$1,019.80	$7.35
Hypothetical 5% Return
Institutional Class	$1,000.00	1.46%	$1,017.70	$7.34

    Expenses and Value of a $1,000 Investment for the period from 10/01/22 through 03/31/23

Income Fund:	Beginning Account Value (10/01/2022)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2023)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (4.19%)	$1,000.00	1.70%	$1,041.90	$8.65
Hypothetical 5% Return
Institutional Class	$1,000.00	1.70%	$1,016.50	$8.55

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Timber Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited) (continued)

Total operating expense ratios as stated in the current prospectus dated January 27, 2023 were as follows:
Timber Point Global Allocations Fund Institutional Class, gross of fee waivers or expense reimbursements	2.56%
Timber Point Global Allocations Fund Institutional Class, after waiver and reimbursement*	2.21%
Timber Point Alternative Income Fund Institutional Class, gross of fee waivers or expense reimbursements	2.60%
Timber Point Alternative Income Fund Institutional Class, after waiver and reimbursement*	2.00%

* Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2024. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years from the date of the waiver or reimbursement, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment. Total Gross Operating Expenses during the six months ended March 31, 2023 were 2.34% and 2.51% for the Global Fund’s and Income Fund’s Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six months ended March 31, 2023.

Timber Point Funds	SEMI-ANNUAL REPORT

March 31, 2023 (Unaudited)

Board Review of Liquidity Risk Management Program

As required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), at a meeting held on April 25, 2023, M3Sixty presented an annual assessment to the Board that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each Fund’s Highly Liquid Investment Minimum (“HLIM”) and the reasonably anticipated trade size (“RATS”). The annual assessment included consideration of the following factors, as applicable:

-	the Funds’ investment strategies and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions;
-	the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers;
-	the use of borrowings and derivatives for investment and redemption purposes; and
-	redemption history and shareholder activity volatility.

The annual assessment for the period from December 1, 2021 through November 30, 2022, concluded there were no illiquid investments exceeding the 15% threshold for any Fund. In addition, all Funds held adequate levels of cash and highly liquid investments to meet increasing shareholder redemption activities within the requirements of the Liquidity Rule. The annual assessment discussed how the HLIM and the RATS parameters were established and that no changes were recommended to these key program parameters for the next year.

During the assessment period, the Board did not approve any material changes to the program systems parameters and reporting thresholds, and no changes were expected in 2023. M3Sixty also noted no staffing changes occurred during the reporting period that had a material impact on the effectiveness of the Liquidity Program.

M3Sixty concluded, and reported to the Board, that the Liquidity Program operated adequately and effectively and is reasonably designed to assess and manage each Fund’s liquidity risk.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Timber Point Capital Management, LLC

555 Pleasantville Road

Suite N202

Briarcliff Manor, NY 10510

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street

Suite 310

Philadelphia, PA 19103

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the semi-annual reports to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: June 8, 2023